Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Provisions beginning balance	€ 75
Provisions ending balance	223	€ 75
Provisions for litigation
Provisions
Provisions beginning balance	75
Endowments	223	75
Reversals (unused)	(75)
Provisions ending balance	223	75
Total provisions
Provisions
Provisions beginning balance	75
Endowments	223	75
Reversals (unused)	(75)
Provisions ending balance	€ 223	€ 75